Financial and capital risk management and fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Fair Value Hierarchy

	Fair value measurement using
	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
		£’000s	£’000s	£’000s	£’000s
Liabilities measured at fair value
Provision for deferred cash consideration (Note 19)	December 31, 2020	1,525	—	—	1,525
Warrant liability (Note 20)	December 31, 2020	50,775	—	845	49,930

	Fair value measurement using
	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
		£’000s	£’000s	£’000s	£’000s
Liabilities measured at fair value
Provision for deferred cash consideration (Note 19)	December 31, 2019	1,654	—	—	1,654
Provision for contingent consideration	December 31, 2019	354	—	—	354
Warrant liability (Note 20)	December 31, 2019	131	—	131	—
Liabilities for which fair values are disclosed
Bank loan (Note 18)	December 31, 2019	20,512	—	20,512	—

Summary of the Changes in Level 3
The following table presents the changes in Level 3 items for the periods ended December 31, 2020 and December 31, 2019:

	Provision for deferred cash consideration	Provision for contingent consideration
	£’000s	£’000s
January 1, 2019	2,131	—
Unwinding of the time value of money (recognized as a finance cost)	221	—
Change in estimate relating to probabilities (revision to intangible asset, see Note 12)	(698)	—
Change in estimate relating to probabilities (recognized as an administrative expense)	—	354

December 31, 2019	1,654	354

January 1, 2020	1,654	354
Settled during the year	—	(354)
Unwinding of the time value of money (recognized as a finance cost)	157	—
Change in estimate relating to probabilities (revision to intangible asset, see Note 12)	(286)	—
Change in estimate relating to probabilities (recognized as an administrative expense)	—	—

December 31, 2020	1,525	—

Summary of Changes In Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement
The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as at December 31, 2020 and 2019 are as follows:

	Valuation technique	Significant unobservable inputs	Input range (weighted average)	Sensitivity of the input to fair value

Provision for deferred cash consideration	DCF	WACC	2020: 12%	1% increase/decrease would result in a decrease/increase in fair value by £25,000

		WACC	2019: 15.3%	1% increase/decrease would result in a decrease/increase in fair value by £33,000

		Probability of success	2020: 13.8%–95%	10% increase/decrease would result in an increase/decrease in fair value by £0.4 million

		Probability of success	2019: 15.8%–95%	10% increase/decrease would result in an increase/decrease in fair value by £0.3 million

Contingent consideration liability	DCF	Ongoing uncertainty in the clinical development of the Navi product	Not applicable	Total potential payments future payments relating to the contingent consideration liability on a gross, undiscounted basis are approximately $80million.

Regulatory approval and commercialisation risks
Sensitivity of the input to fair value is primarily driven by uncertainty in the clinical development of the Navi product. Future potential payments under the CVR arrangement are contingent on i) future development milestones and ii) future sales of the Navi product, following regulatory approval and commercialization. In January 2020, the Company entered into the licence agreement as detailed in Note 13. Although pursuant to the licence agreement the Company is entitled to additional payments of up to $302 million, there is still significant uncertainty that exist in respect of any milestone and royalty payments under the licence agreement.

Warrant liability related to the private placement	Black- Scholes model	Expected volatility	2020: 85.1%
Volatility was estimated by reference to the
six-month
historical volatility of the historical share price of the Company.
If the volatility is increased to 93.8% based on three-month historical volatility, the carrying value of the warrants as of December 31, 2020 would increase to £52.9 million.

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments at December 31, 2020:

	Payments due by period
	Up to 1 year	1–3 years	3–5 years	Over 5 years	Total
	£’000s	£’000s	£’000s	£’000s	£’000s
Leases	849	960	448	–	2,257
Trade and other payables (Note 21)	3,333	–	–	–	3,333

	4,182	960	448	–	5,590

Detailed Information About Cash And Cash Equivalents By Currency Type

	Year ended December 31,
	2020	2019
Cash:
Pound sterling	17,809	2,525
US dollars	5,586	13,807
Swiss francs	9	11
Euro	65	4

	23,469	16,347

Detailed Onformation About Gain Loss On Foreign Currency Translaction Recognized In Income Statement
The table below shows those transactional exposures that give rise to net currency gains and losses recognized in the consolidated statement of comprehensive income. Such exposures comprise the net monetary assets and monetary liabilities of the Group that are not denominated in the functional currency of the relevant Group entity.
As at December 31, these exposures
 were as follows:

	Year ended December 31,
	2020	2019
Net foreign currency assets/(liabilities):
US dollars	4,088	(219)
Swiss francs	9	(6)
Euro	(513)	(812)

	3,584	(1,037)

Summary of sensitivity analyis of currency movement
The following table illustrates the sensitivity to a 10% weakening or strengthening in the period-end
rate in the US dollar and the Euro against pound sterling:

Year ended December 31, 2020	US dollar		Euro
Net foreign currency assets/(liabilities)	£	’000s	£	’000s
Loss before tax		(372)		47
Equity		(372)		47

Year ended December 31, 2019	US dollar		Euro
Net foreign currency assets/(liabilities)	£	’000s	£	’000s
Loss before tax		20		74
Equity		20		74